Average number of employees (Tables)	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Summary of average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)
	2024	2023	2022	2024	2023	2022
Principal locations of employment:
Australia and New Zealand	25,098	25,045	23,829	858	725	704
Canada	14,157	13,864	13,344	50	5	—
UK	366	323	202	–	—	—
Europe	875	912	994	24	25	—
Africa	3,567	3,180	2,797	1,293	1,176	1,218
US	4,113	3,973	3,655	311	58	—
Mongolia	4,962	4,700	4,175	–	—	—
South America	449	389	286	1,497	1,414	1,383
India	1,183	611	396	–	—	—
Singapore	486	469	454	–	–	–
Other countries(a)	305	305	289	–	–	–
Total	55,561	53,771	50,421	4,033	3,403	3,305
(a)“Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.